Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 0	$ 337,123	$ (313,839)	$ 23,284
Balance (in shares) at Dec. 31, 2015	1,301,494
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants	$ 0	22,147	0	22,147
Issuance of common stock and warrants (in shares)	918,998
Issuance of convertible notes	$ 0	9,400	0	9,400
Stock based compensation	$ 0	624	0	624
Stock based compensation (in shares)	50,987
Net loss	$ 0	0	(24,623)	(24,623)
Balance at Dec. 31, 2016	$ 0	369,294	(338,462)	30,832
Balance (in shares) at Dec. 31, 2016	2,271,479
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants (in shares)	193,810
Issuance of convertible notes	$ 0	10,389	0	10,389
Stock based compensation	$ 0	730	0	730
Stock based compensation (in shares)	0
Issuance of common stock	$ 0	2,597	0	2,597
Net loss	0	0	(3,235)	(3,235)
Balance at Dec. 31, 2017	$ 0	383,010	(341,697)	41,313
Balance (in shares) at Dec. 31, 2017	2,465,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of revenue recognition accounting policy adjustment (Note 2) | ASU 2014-09 [Member]	$ 0	0	(1,788)	(1,788)
Issuance of common stock and warrants (in shares)	120,000
Stock based compensation	$ 0	1,295	0	1,295
Stock based compensation (in shares)	80,934
Issuance of common stock	$ 0	1,541	0	1,541
Net loss	0	0	(21,058)	(21,058)
Balance at Dec. 31, 2018	$ 0	$ 385,846	$ (364,543)	$ 21,303
Balance (in shares) at Dec. 31, 2018	2,666,223